Leases (Details) - Schedule of Maturity Lease Liabilities - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Schedule of Maturity Lease Liabilities [Line Items]
Remainder of 2024	$ 723,293
2025	990,055	$ 961,218
2026	726,394	990,055
Total lease payments	2,439,742	2,677,667
Less: imputed interest	(278,264)	(333,076)
Total lease liabilities	$ 2,161,478	$ 2,344,591